CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2011
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Cash distribution paid (in dollars per unit)	$ 0.43	$ 0.73